Note 11 - Revenue Recognition - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2024	Oct. 31, 2023
Net sales	$ 19,485,565	$ 16,221,671	$ 16,112,098	$ 14,854,765	$ 17,329,163	$ 16,941,378	$ 19,619,536	$ 18,283,675	$ 66,674,099	$ 72,173,752
UNITED STATES
Net sales									52,352,338	59,062,858
Non-US [Member]
Net sales									$ 14,321,761	$ 13,110,894